UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2015

Item 1. Report to Stockholders.

[Calvert Social Index Fund Semi-Annual Report to Shareholders]

Calvert Social Index Fund

Semi-Annual Report March 31, 2015 E-Delivery Sign-Up — Details Inside

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Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

TABLE OF CONTENTS

4	President's Letter
6	Portfolio Management Discussion
11	Shareholder Advocacy Update
12	Shareholder Expense Example
14	Statement of Net Assets
33	Statement of Operations
34	Statements of Changes in Net Assets
36	Notes to Financial Statements
41	Financial Highlights
47	Explanation of Financial Tables
48	Proxy Voting
48	Availability of Quarterly Portfolio Holdings
49	Basis for Board’s Approval of Investment Advisory Contract

John Streur President and Chief Executive Officer, Calvert Investments, Inc.
Dear Calvert Shareowner,
The United States economy improved throughout 2014 and into the first quarter of 2015, while major economies in other regions of the world struggled to regain momentum or saw slowing growth. It is still too early to declare victory, but one may say that while the United States led the world into financial crisis nearly eight years ago, the innovative and aggressive responses to the crisis by our policymakers are allowing the United States to recover more quickly. Granted, the United States has the benefit of possessing the world’s reserve currency and our monetary maneuvers in our self-interest are not without cost to economies in other regions.
As 2014 drew to a close, the United States was winding down the quantitative easing portion of its post-crisis monetary policy while the European and Japanese central banks were finding it necessary to increase their own forms of quantitative easing in efforts to support asset prices and spur economic growth.
The impact of modestly improving economic activity in the U.S. and ongoing low global interest rates on financial assets in 2014 created positive returns for most stocks and bonds for the previous 12 months, a condition that gave benefit to most Calvert Funds. The exceptions are assets tied to the price of oil, which collapsed during the second half of the year. Energy industries and natural resource based companies, including renewable energy companies and water related companies, saw their stock valuations drop in reaction.
Across our fixed income and equity strategies, Calvert finds more utility in conducting fundamental research in order to find relative values in securities of individual companies than we do in attempting to anticipate or time changes in global economic indicators. Broadly, we are mindful of the fact that stocks and bonds have benefitted substantially from the easy monetary policies and ultra-low interest rates of the post-crisis era. We believe markets are more or less fairly valued and we have taken steps seeking to moderate the risk across our portfolios.
As I take the helm at Calvert and look back at the 39 years since the firm’s founding in 1976, I note the substantial growth in the world’s population, the massive increase in the industrialization of our global society, and the associated change in the role of corporations in societal and environmental outcomes for our future.

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Public companies have created tremendous net benefits to society through advances in health care, food systems, energy efficiency, communications and technology, and access to finance and other products and services too vast to detail. Hundreds of millions of people throughout the world have seen their standard of living increased through benefits created by corporate activity.
Along with the obvious net benefits to society, we are aware of the substantial stresses placed upon society and the environment from corporate behaviors. At the same time, society has awarded corporations an increasingly prominent role in the day-to-day outcomes of our lives and in the societal and environmental outcomes that will determine the future direction of the world.
Calvert, as a global investment management firm and a steward of client assets, has a growing and evolving role as a leader in responsible investing. Calvert has a rich history as a socially responsible investor and has made many contributions to public policy and corporate governance. Today we are bringing Calvert’s deep expertise in socially responsible investing, public and private policy work, and investment management to a new level with a focus on developing principles and setting standards for use in our investment management processes, our active ownership and engagement discipline and within our investment risk management processes.
As a long-term investor with unique insights into environmental, social, and governance activities of companies throughout the world, Calvert is able to develop a holistic view of companies’ operations. Our ability to use our insights for the benefit of the stewardship of client assets, both to produce desirable investment outcomes for our clients and to assist companies in evolving their role in society along a responsible path has never been more important.
As fellow shareowners of Calvert Funds, you and I know that it is essential to pursue the type of enduring value that Calvert seeks to create, through excellence in financial results balanced with the evolving needs of society and the environment.
Thank you for your share ownership in Calvert Funds; all of us at Calvert Investments, Inc. appreciate the confidence and trust you have placed in us.
John Streur
April 2015

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PORTFOLIO MANAGEMENT DISCUSSION

Natalie A. Trunow Senior Vice President and Chief Investment Officer, Equities
Equity market returns over the six-month reporting period largely reflected macroeconomic trends, with solid gains for U.S. stocks relative to international equity markets. Improving economic conditions in the United States remained in stark contrast to the sluggish growth outlook in much of the rest of the world, particularly in Europe. However, U.S. equity markets faced several headwinds at the start of 2015 as another harsh winter weighed on economic activity and the stronger dollar contributed to negative earnings revisions for companies deriving larger portions of their earnings from overseas. International equity markets underperformed for the period, but recouped some of their losses in the first quarter of 2015 as central banks in Europe and Japan maintained quantitative-easing programs and emerging markets were buoyed by stimulus announcements from China.
For the six-month period ended March 31, 2015, the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returned 5.93%, 6.55%, 14.46%, 1.29%, and -2.26%, respectively.
From an investment-style perspective, growth stocks outperformed value stocks, and domestic small-cap stocks, which have less exposure to foreign markets and are less dependent on global growth, outperformed their large-cap counterparts. Looking at sector performance, Health Care, Consumer Discretionary, and Consumer Staples were the top-performing sectors within the Russell 1000 Index during the period, while the Energy, Telecommunication Services, and Materials sectors lagged.
U.S. Economic Recovery Hits Soft Patch, but Outpaces Rest of Developed World
The U.S. economy continued to outperform other developed countries, with U.S. gross domestic product (GDP) growing at a 2.2% annualized rate in the fourth quarter of 2014. More recent U.S. macroeconomic data has been weaker, however, with the slowdown largely attributed to poor weather and the strength of the dollar. A labor dispute between West Coast ports and dockworkers also resulted in a modest drag on economic activity. The U.S. ISM Manufacturing Purchasing Manufacturers Index (PMI)1 ended the period at 51.5, firmly in expansion territory, but has declined for five consecutive months. Housing activity, while remaining on an upward trend, has been disappointing of late.
Although the most recent jobs report for March was less than stellar, the job market has continued to improve, adding an average of 260,000 jobs per month over the last year. This helped push the unemployment rate down to 5.5% from 6.6% this time a year ago, though this has been aided by a drop in the labor-force participation rate. Wage growth is taking longer to materialize than in past recoveries, but recent data has been encouraging, showing modest gains in average hourly earnings and the Employment Cost Index.

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CALVERT SOCIAL INDEX FUND
MARCH 31, 2015

ECONOMIC SECTORS	% OF TOTAL INVESTMENTS
Consumer Discretionary	16.1%
Consumer Staples	8.4%
Energy	1.6%
Financials	16.6%
Health Care	16.9%
Industrials	7.5%
Information Technology	27.4%
Materials	1.4%
Short-Term Investments	1.4%
Telecommunication Services	1.7%
Utilities	1.0%
Total	100%

Consumer confidence reached a nine-year high during the reporting period, due in part to lower gasoline prices, which should lead to a pick-up in consumer spending and housing activity over the remainder of the year.
Decline in Oil Prices a Positive for U.S. Economy Overall
The price of crude oil fell nearly 50% over the six-month reporting period. Weakening demand due to slowing global growth and a strategic decision by Saudi Arabia, the world’s largest oil producer, to not cut oil production in the face of increased U.S. supplies, were key drivers of the dramatic price decline.
Some economies and sectors stand to benefit from the significant price decline in oil while others will undoubtedly continue to come under pressure. Countries which import a large portion of their energy are the clear winners, with the United States, Europe, Japan, and China benefiting. Within the U.S., states such as North Dakota and Texas will be hurt by lower oil prices; however energy capital expenditure

CALVERT SOCIAL INDEX FUND
MARCH 31, 2015

INVESTMENT PERFORMANCE
(TOTAL RETURN AT NAV*)
	6 MONTHS ENDED 3/31/15	12 MONTHS ENDED 3/31/15
Class A	7.78%	13.94%
Class B	7.15%	12.73%
Class C	7.34%	13.05%
Class I	8.02%	14.52%
Class Y	7.84%	13.72%

Calvert Social Index	8.30%	15.01%

Lipper Multi-Cap Core Funds Average	6.55%	10.01%

TEN LARGEST STOCK HOLDINGS		% OF NET ASSETS
Apple Inc.		5.2%
Microsoft Corp.		2.4%
Johnson & Johnson		2.0%
Wells Fargo & Co.		1.8%
JPMorgan Chase & Co.		1.6%
The Proctor & Gamble Co.		1.6%
Pfizer, Inc.		1.5%
Facebook, Inc.		1.2%
AT&T, Inc.		1.2%
The Walt Disney Co.		1.2%
Total		19.7%

* Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

(CapEx) represents less than 2% of GDP and we believe the overall impact of lower energy prices is positive for the U.S. economy as a whole due to the significant cost savings its creates in a majority of sectors and the multiplier effect it has throughout the economy.

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Global Easing Continues Amid Low Inflation and Stronger Dollar
The U.S. dollar strengthened throughout the period, hitting a 7-year high vs. the Japanese Yen and a 12-year high against the euro. Since most commodities are priced globally in U.S. dollars, a stronger dollar relative to foreign currencies typically correlates with lower commodity prices, which has kept a lid on inflation.
More than half the central banks in the G20 economies implemented some type of monetary easing policy during the period, which provided additional support for global equities. Most notably, the Bank of Japan announced a massive stimulus policy and the European Central Bank (ECB) followed with a strong quantitative easing (QE) program of its own.
Interest Rate Hikes by the Fed on the Horizon
With the U.S. economy improving, both market sentiment and Federal Reserve officials seem divided on the optimal timing of the Fed’s interest-rate increases. However, consistently low inflation and recent softness in U.S. macroeconomic data—as well as the rapid increase in the dollar’s strength, which has hurt U.S. exports and the manufacturing sector—makes it more likely that the Fed will delay raising rates until later in the year or possibly even next year.
Eurozone Economic Struggles Continue but QE Offers Some Respite
Economic conditions continued to deteriorate in the eurozone through the end of 2014 as inflation turned negative, prompting the ECB to launch its massive QE program. The program has been successful thus far in decreasing the value of the euro in an attempt to stimulate exports and eurozone economies. Manufacturing PMIs, credit demand, and consumer confidence all have been showing signs of modest improvement, indicating a potential positive effect from QE as well as a potential bottoming out of eurozone economic malaise.

CALVERT SOCIAL INDEX FUND
MARCH 31, 2015

AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES	(WITH MAX. LOAD)
One year	8.55%
Five year	13.03%
Ten year	6.90%

CLASS B SHARES	(WITH MAX. LOAD)
One year	7.73%
Five year	12.88%
Ten year	6.36%

CLASS C SHARES	(WITH MAX. LOAD)
One year	12.05%
Five year	13.12%
Ten year	6.41%

CLASS I SHARES
One year	14.52%
Five year	14.77%
Ten year	8.00%

CLASS Y SHARES*
One year	13.72%
Five year	14.17%
Ten year	7.44%

*    Calvert Social Index Fund first offered Class Y shares on July 13, 2012. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

Despite these marginally positive developments, we are skeptical that central bankers’ efforts will meaningfully reinvigorate those economies unless accompanied by structural economic reforms. Possible risks from Greece exiting the eurozone and political turmoil emerging in other euro-area countries also remain a lingering concern and may re-surface later in the year.

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Growth of $10,000
The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Class A, B, C and I shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

$25,000
$20,000
$15,000
$10,000
$5,000
3/05
3/06
3/07
3/08
3/09
3/10
3/11
3/12
3/13
3/14
3/15
Calvert Social Index Fund (A Share) - $19,500
Calvert Social Index Fund (B Share) - $18,525
Calvert Social Index Fund (C Share) - $18,614
Calvert Social Index Fund (I Share) - $21,599
Calvert Social Index - $22,647
Lipper Multi-Cap Core Funds Average - $20,729

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 0.87%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

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Stimulus Measures Boost Chinese Stocks but Economic Challenges Remain
Despite Manufacturing PMI weakening throughout the period, Chinese equities rallied on the back of several stimulus measures and investor expectations that the government would continue stimulus measures to offset slowing, though still robust, economic growth. China is also benefiting from cheaper oil, which essentially acts as another form of stimulus. The Services PMI held up better than expected, indicating some very modest progress in transitioning away from an investment-driven economy to a more consumer-oriented one. However, structural improvements in social welfare programs, such as health care and retirement planning, will be needed in order to encourage Chinese consumers to spend more and bring down their notoriously high savings rate. Given these challenges, as well as ongoing concerns regarding a potential property-bubble burst, stimulus does not mean the Chinese economy is out of the woods. A hard economic landing remains a possibility down the road.
Outlook
While we may see some continued softness in U.S. macroeconomic data during the first half of the year, we believe U.S. economic growth will continue to exceed growth from other developed countries and we remain positive on the U.S. economy longer-term. We believe the significant positive multiplier effect from lower gas prices hasn’t yet been fully reflected in U.S. economic data, and we are likely to see the additional positive impact in the coming quarters.
In our view, U.S. stocks can still post decent performance, but probably not as good as what we saw in the past couple of years because of higher valuations, slower earnings growth, and potentially having reached peak margins. The stronger dollar, combined with lower commodity prices, tends to benefit consumers and hurt industrial companies, especially those with heavy sales outside the United States, or those directly involved in the energy sector. This is one reason why we continue to favor small-cap stocks on the domestic front.
With lower commodity prices, a stronger dollar, and little wage growth, inflation in the United States will likely remain low for some time to come, while deflationary threats are very real in other parts of the world. This may lead the Federal Reserve to raise interest rates less quickly than currently expected, since challenging global economic conditions can have a significant impact on the U.S. economy. Our position remains that when the Fed does decide to raise rates, the tightening process will be slow and gradual, with the Fed keeping a close eye on interest-rate volatility and its impact on mortgage rates. Even with a gradual tightening, monetary policy should still remain accommodative for an extended period of time. That said, we expect market volatility to increase as we grow closer to the inevitability of higher interest rates.
Calvert Investment Management, Inc.
April 2015

1. The Institute for Supply Management (ISM) Manufacturing PMI is published monthly and shows business conditions in the U.S. manufacturing sector, and is considered a significant indicator of overall economic conditions. The ISM index includes prices paid for all purchases including import purchases and purchases of food and energy, excluding crude oil. A result above 50 indicates that the manufacturing economy is generally expanding; below 50 indicates that it is generally declining.

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SHAREHOLDER ADVOCACY UPDATE
2014 Corporate Diversity Report Findings Released
In March, Calvert published its 2014 survey findings on the corporate diversity practices of the largely multinational companies that make up the Standard & Poor’s 100 Index (S&P 100), in follow-up to reports published in 2012 and 2010. Calvert believes companies that fully commit to providing a fair and equitable working environment will recognize gains in both the workplace and marketplace.
Key findings from the 2014 survey include:

•
Milestone for women in the board room. In 2014, every company in the S&P 100 had at least one woman on its board of directors. In addition, there was a 17% increase in companies with three or more women and/or minorities on their boards.

•
Diversity commitment on the rise. In the past two years, top scores related to overall corporate commitment have increased by 45%.This stems primarily from greater board oversight of diversity initiatives and increased CEO and/or chair involvement.

•	LGBT policies have advanced overall. However, initiatives for persons with disabilities continue to fall behind other groups.
Overall, in 2014, we saw growing commitment to women and minority employees, momentum around family-friendly work environments, and accelerated progress in support of LGBT employees. Looking ahead, we hope to see enhanced corporate diversity commitments, greater representation of women and minorities on boards, improved EEO1-disclosure, and expanded diversity initiatives for persons with disabilities.
To learn the highest- and lowest-rated companies in the report, A Survey of Corporate Diversity Practices of the S&P 100, and to find out more about the report’s methodology and findings, visit www.calvert.com.
2015 Shareholder Resolutions
Building on our initiatives from 2014, Calvert was the lead filer on 38 shareholder resolutions for the 2015 proxy season, and co-filer on another 18 proposals. Key topics include “big data” and civil rights issues, sustainability reporting, board of director oversight of environmental and social matters, water risk, climate change and greenhouse gas emissions reductions, supply chain labor issues, and board diversity.
Specifically, Calvert asked 14 companies to set a goal and a timeline for reducing their greenhouse gas emissions and filed seven proposals asking companies to issue a sustainability report describing their environmental, social and governance (ESG) performance and goals. To push for improved boardroom diversity, Calvert filed six proposals with companies requesting they report on their plans to increase minority and women Board representation and assess the effectiveness of these efforts. We also filed seven proposals requesting that companies assess and manage the civil rights’ risks related to their use of big data, which refers to data sets so large or complex that traditional data processing applications are inadequate. We also filed proposals on water risk in the agricultural supply chain and on developing a sustainable agriculture policy.
To keep abreast of the outcomes of these 2015 shareholder resolutions, as well as Calvert’s proxy voting and public policy initiatives, visit the “Resources” section on www.calvert.com.

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SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING ACCOUNT VALUE 10/1/14	ENDING ACCOUNT VALUE 3/31/15	EXPENSES PAID DURING PERIOD* 10/1/14 - 3/31/15
CLASS A
Actual	$1,000.00	$1,077.78	$3.89
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per year before expenses)

CLASS B
Actual	$1,000.00	$1,071.54	$9.04
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per year before expenses)

CLASS C
Actual	$1,000.00	$1,073.36	$7.81
Hypothetical	$1,000.00	$1,017.40	$7.59
(5% return per year before expenses)

CLASS I
Actual	$1,000.00	$1,080.21	$1.09
Hypothetical	$1,000.00	$1,023.88	$1.06
(5% return per year before expenses)

CLASS Y
Actual	$1,000.00	$1,078.44	$2.95
Hypothetical	$1,000.00	$1,022.09	$2.87
(5% return per year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.75%, 1.51%, 0.21%, and
0.57% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2015

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.	3,300	$209,946
DigitalGlobe, Inc.*	1,973	67,220
Exelis, Inc.	6,104	148,754
Hexcel Corp.	3,099	159,351
KLX, Inc.*	1,475	56,847
Rockwell Collins, Inc.	4,504	434,861
		1,076,979

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	4,757	348,308
Expeditors International of Washington, Inc.	6,352	306,039
FedEx Corp.	8,951	1,480,943
United Parcel Service, Inc., Class B	23,541	2,282,064
		4,417,354

Airlines - 0.6%
Alaska Air Group, Inc.	4,235	280,272
Delta Air Lines, Inc.	28,647	1,287,969
JetBlue Airways Corp.*	8,538	164,357
Southwest Airlines Co.	22,998	1,018,811
Spirit Airlines, Inc.*	2,330	180,249
		2,931,658

Auto Components - 0.7%
Autoliv, Inc.	2,979	350,837
BorgWarner, Inc.	7,384	446,584
Delphi Automotive plc	9,639	768,614
Gentex Corp.	13,081	239,382
Johnson Controls, Inc.	22,136	1,116,540
Tenneco, Inc.*	2,010	115,414
TRW Automotive Holdings Corp.*	3,784	396,753
Visteon Corp.*	1,440	138,816
		3,572,940

Automobiles - 0.7%
Ford Motor Co.	133,590	2,156,142
Harley-Davidson, Inc.	7,313	444,192
Tesla Motors, Inc.*	3,293	621,620
		3,221,954

Banks - 8.2%
Associated Banc-Corp.	4,341	80,743
BancorpSouth, Inc.	2,399	55,705
Bank of America Corp.	356,838	5,491,737
Bank of Hawaii Corp.	1,241	75,962
BB&T Corp.	24,404	951,512
BOK Financial Corp.	603	36,916

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Banks - Cont'd
CIT Group, Inc.	6,022	$271,713
Citigroup, Inc.	102,708	5,291,516
City National Corp.	1,553	138,341
Comerica, Inc.	6,063	273,623
Commerce Bancshares, Inc.	2,725	115,322
Cullen/Frost Bankers, Inc.	1,805	124,689
East West Bancorp, Inc.	4,596	185,954
Fifth Third Bancorp	27,117	511,155
First Horizon National Corp.	6,650	95,029
First Niagara Financial Group, Inc.	9,946	87,923
First Republic Bank	4,180	238,636
FirstMerit Corp.	4,644	88,515
FNB Corp.	4,883	64,163
Fulton Financial Corp.	5,275	65,094
Hancock Holding Co.	2,298	68,618
Huntington Bancshares, Inc.	26,778	295,897
IBERIABANK Corp.	937	59,059
JPMorgan Chase & Co.	126,156	7,642,530
KeyCorp	29,396	416,247
M&T Bank Corp.	4,407	559,689
Popular, Inc.*	3,405	117,098
PrivateBancorp, Inc.	1,975	69,461
Prosperity Bancshares, Inc.	1,685	88,429
Regions Financial Corp.	47,262	446,626
Signature Bank*	1,618	209,660
SunTrust Banks, Inc.	17,882	734,771
Susquehanna Bancshares, Inc.	5,268	72,224
SVB Financial Group*	1,639	208,219
Synovus Financial Corp.	4,494	125,877
TCF Financial Corp.	4,682	73,601
Texas Capital Bancshares, Inc.*	1,212	58,964
The PNC Financial Services Group, Inc.	17,656	1,646,245
UMB Financial Corp.	1,061	56,116
Umpqua Holdings Corp.	6,575	112,959
US Bancorp	60,015	2,620,855
Valley National Bancorp	7,237	68,317
Webster Financial Corp.	3,060	113,373
Wells Fargo & Co.	158,873	8,642,691
Zions Bancorporation	6,434	173,718
		38,925,492

Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	6,411	503,135
PepsiCo, Inc.	50,365	4,815,902
The Coca-Cola Co.	132,804	5,385,202
		10,704,239

Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc.*	7,036	1,219,339
Alkermes plc*	4,854	295,948
Alnylam Pharmaceuticals, Inc.*	2,362	246,640
Amgen, Inc.	26,219	4,191,107

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Biotechnology - Cont'd
Biogen, Inc.*	8,063	$3,404,521
Cepheid*	2,319	131,951
Gilead Sciences, Inc.*	51,297	5,033,775
Incyte Corp.*	5,164	473,332
Isis Pharmaceuticals, Inc.*	4,143	263,785
Medivation, Inc.*	2,723	351,458
Myriad Genetics, Inc.*	2,098	74,269
Pharmacyclics, Inc.*	2,032	520,090
Regeneron Pharmaceuticals, Inc.*	2,492	1,125,088
Seattle Genetics, Inc.*	3,302	116,726
United Therapeutics Corp.*	1,614	278,310
Vertex Pharmaceuticals, Inc.*	8,564	1,010,295
		18,736,634

Building Products - 0.2%
A.O. Smith Corp.	2,442	160,342
Allegion plc	3,065	187,486
Lennox International, Inc.	1,253	139,948
Masco Corp.	11,714	312,764
Owens Corning	3,873	168,088
USG Corp.*	2,515	67,150
		1,035,778

Capital Markets - 3.2%
Affiliated Managers Group, Inc.*	1,796	385,745
Ameriprise Financial, Inc.	6,065	793,545
BlackRock, Inc.	4,296	1,571,649
Charles Schwab Corp.	39,918	1,215,104
E*Trade Financial Corp.*	9,739	278,097
Eaton Vance Corp.	3,984	165,894
Federated Investors, Inc., Class B	2,675	90,656
Financial Engines, Inc.	1,452	60,737
Franklin Resources, Inc.	12,919	663,003
Invesco Ltd.	14,322	568,440
Janus Capital Group, Inc.	4,182	71,889
Legg Mason, Inc.	3,215	177,468
LPL Financial Holdings, Inc.	2,166	95,001
Morgan Stanley	52,660	1,879,435
Northern Trust Corp.	7,482	521,121
SEI Investments Co.	4,177	184,164
State Street Corp.	13,827	1,016,699
Stifel Financial Corp.*	2,172	121,089
T. Rowe Price Group, Inc.	8,847	716,430
TD Ameritrade Holding Corp.	8,773	326,882
The Bank of New York Mellon Corp.	37,861	1,523,527
The Goldman Sachs Group, Inc.	13,821	2,597,933
Waddell & Reed Financial, Inc.	2,752	136,334
		15,160,842

16 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Chemicals - 1.0%
Air Products & Chemicals, Inc.	6,534	$988,463
Airgas, Inc.	2,213	234,821
Cabot Corp.	1,810	81,450
Ecolab, Inc.	8,999	1,029,306
H.B. Fuller Co.	1,409	60,404
International Flavors & Fragrances, Inc.	2,659	312,167
Praxair, Inc.	9,781	1,180,958
Sensient Technologies Corp.	1,352	93,126
Sigma-Aldrich Corp.	4,077	563,645
		4,544,340

Commercial Services & Supplies - 0.2%
Civeo Corp.	2,999	7,618
Covanta Holding Corp.	3,670	82,318
Deluxe Corp.	1,399	96,923
KAR Auction Services, Inc.	4,510	171,064
Pitney Bowes, Inc.	6,535	152,396
RR Donnelley & Sons Co.	6,575	126,174
The ADT Corp.	5,551	230,478
		866,971

Communications Equipment - 2.3%
ARRIS Group, Inc.*	4,336	125,289
Aruba Networks, Inc.*	3,048	74,645
Brocade Communications Systems, Inc.	13,832	164,117
Ciena Corp.*	2,993	57,795
Cisco Systems, Inc.	173,196	4,767,220
F5 Networks, Inc.*	2,407	276,661
Harris Corp.	3,252	256,127
InterDigital, Inc.	1,135	57,590
JDS Uniphase Corp.*	6,467	84,847
Juniper Networks, Inc.	12,291	277,531
Motorola Solutions, Inc.	6,783	452,223
Palo Alto Networks, Inc.*	2,207	322,398
Plantronics, Inc.	1,201	63,593
QUALCOMM, Inc.	55,995	3,882,693
Riverbed Technology, Inc.*	4,475	93,572
Viasat, Inc.*	1,208	72,009
		11,028,310

Construction & Engineering - 0.1%
EMCOR Group, Inc.	1,881	87,410
Quanta Services, Inc.*	6,937	197,913
		285,323

Construction Materials - 0.0%
Eagle Materials, Inc.	1,676	140,047

Consumer Finance - 1.1%
American Express Co.	30,760	2,402,971
Capital One Financial Corp.	18,558	1,462,742
Discover Financial Services	14,923	840,911

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Consumer Finance - Cont'd
Navient Corp.	13,756	$279,660
PRA Group, Inc.*	1,403	76,211
SLM Corp.*	14,191	131,692
		5,194,187

Containers & Packaging - 0.4%
AptarGroup, Inc.	2,130	135,298
Avery Dennison Corp.	2,998	158,624
Ball Corp.	4,598	324,803
Bemis Co., Inc.	3,238	149,952
Greif, Inc.	949	37,267
MeadWestvaco Corp.	5,585	278,524
Owens-Illinois, Inc.*	5,492	128,073
Rock-Tenn Co.	4,609	297,280
Sealed Air Corp.	6,939	316,141
Sonoco Products Co.	3,280	149,109
		1,975,071

Distributors - 0.1%
Genuine Parts Co.	5,030	468,746
Pool Corp.	1,235	86,153
		554,899

Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	1,607	53,610
Graham Holdings Co.	143	150,097
Sotheby's	1,736	73,363
		277,070

Diversified Financial Services - 0.9%
CBOE Holdings, Inc.	2,756	158,208
CME Group, Inc.	10,637	1,007,430
Intercontinental Exchange, Inc.	3,809	888,525
McGraw Hill Financial, Inc.	9,342	965,963
Moody's Corp.	5,974	620,101
MSCI, Inc.	3,640	223,168
The NASDAQ OMX Group, Inc.	3,758	191,433
Voya Financial, Inc.	7,588	327,119
		4,381,947

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	176,065	5,748,522
CenturyLink, Inc.	19,092	659,629
Frontier Communications Corp.	34,323	241,977
Level 3 Communications, Inc.*	9,649	519,502
Windstream Holdings, Inc.	19,300	142,820
		7,312,450

Electric Utilities - 0.2%
Cleco Corp.	1,690	92,139
Hawaiian Electric Industries, Inc.	2,893	92,923
IDACORP, Inc.	1,407	88,458

18 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Electric Utilities - Cont'd
ITC Holdings Corp.	5,181	$193,925
OGE Energy Corp.	6,218	196,551
Portland General Electric Co.	2,206	81,820
		745,816

Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,493	251,063
AMETEK, Inc.	7,893	414,698
Eaton Corp. plc	16,007	1,087,516
Emerson Electric Co.	23,342	1,321,624
Generac Holdings, Inc.*	2,342	114,032
Hubbell, Inc., Class B	1,739	190,629
Polypore International, Inc.*	1,260	74,214
Regal-Beloit Corp.	1,265	101,099
Rockwell Automation, Inc.	4,554	528,218
		4,083,093

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	10,184	600,143
Anixter International, Inc.*	761	57,935
Arrow Electronics, Inc.*	3,103	189,748
Avnet, Inc.	4,388	195,266
Belden, Inc.	1,409	131,826
Cognex Corp.*	2,853	141,480
Corning, Inc.	43,829	994,042
Dolby Laboratories, Inc.	1,228	46,861
FEI Co.	1,178	89,929
FLIR Systems, Inc.	4,590	143,575
Ingram Micro, Inc.*	5,316	133,538
IPG Photonics Corp.*	1,168	108,274
Jabil Circuit, Inc.	6,364	148,790
Keysight Technologies, Inc.*	5,363	199,235
Knowles Corp.*	2,380	45,863
National Instruments Corp.	3,436	110,089
TE Connectivity Ltd.	13,451	963,361
Tech Data Corp.*	1,070	61,814
Trimble Navigation Ltd.*	8,188	206,338
Vishay Intertechnology, Inc.	3,804	52,571
Zebra Technologies Corp.*	1,658	150,405
		4,771,083

Energy Equipment & Services - 0.4%
Bristow Group, Inc.	996	54,232
Cameron International Corp.*	6,570	296,438
CARBO Ceramics, Inc.	550	16,781
Core Laboratories NV	1,502	156,944
Dresser-Rand Group, Inc.*	2,467	198,224
Dril-Quip, Inc.*	1,120	76,597
Exterran Holdings, Inc.	1,879	63,078
FMC Technologies, Inc.*	7,583	280,647
Helix Energy Solutions Group, Inc.*	2,748	41,110
National Oilwell Varco, Inc.	14,369	718,306

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Energy Equipment & Services - Cont'd
Noble Corp. plc	8,550	$122,094
Tidewater, Inc.	1,396	26,719
Unit Corp.*	1,293	36,178
		2,087,348

Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.	1,279	115,238
Costco Wholesale Corp.	14,895	2,256,518
CVS Health Corp.	38,244	3,947,163
Safeway Casa Ley CVR (b)*	7,013	1,205
Safeway PDC LLC CVR (b)*	7,013	58
Sysco Corp.	20,196	761,995
United Natural Foods, Inc.*	1,736	133,742
Walgreens Boots Alliance, Inc.	29,577	2,504,580
Whole Foods Market, Inc.	11,839	616,575
		10,337,074

Food Products - 1.4%
Campbell Soup Co.	5,911	275,157
Darling Ingredients, Inc.*	4,627	64,824
Flowers Foods, Inc.	6,079	138,236
General Mills, Inc.	20,246	1,145,924
Hain Celestial Group, Inc.*	3,279	210,020
Ingredion, Inc.	2,374	184,745
Kellogg Co.	8,538	563,081
Keurig Green Mountain, Inc.	3,999	446,808
Kraft Foods Group, Inc.	20,604	1,794,918
Lancaster Colony Corp.	543	51,677
McCormick & Co., Inc.	4,202	324,016
Post Holdings, Inc.*	1,681	78,738
The Hershey Co.	4,953	499,807
The J. M. Smucker Co.	3,325	384,802
The WhiteWave Foods Co.*	5,628	249,546
TreeHouse Foods, Inc.*	1,393	118,433
		6,530,732

Gas Utilities - 0.2%
AGL Resources, Inc.	3,945	195,869
Atmos Energy Corp.	3,327	183,983
New Jersey Resources Corp.	2,366	73,488
ONE Gas, Inc.	1,456	62,943
Piedmont Natural Gas Co., Inc.	2,196	81,054
Questar Corp.	5,767	137,601
South Jersey Industries, Inc.	927	50,317
Southwest Gas Corp.	1,304	75,854
WGL Holdings, Inc.	1,454	82,006
		943,115

Health Care Equipment & Supplies - 2.4%
Alere, Inc.*	2,585	126,407
Align Technology, Inc.*	2,403	129,245
Baxter International, Inc.	18,512	1,268,072

20 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Health Care Equipment & Supplies - Cont'd
Becton Dickinson and Co.	7,117	$1,021,930
DENTSPLY International, Inc.	4,782	243,356
Edwards Lifesciences Corp.*	3,670	522,828
Halyard Health, Inc.*	1,309	64,403
Hologic, Inc.*	7,978	263,474
IDEXX Laboratories, Inc.*	1,570	242,534
Medtronic plc	48,111	3,752,240
ResMed, Inc.	4,573	328,250
Sirona Dental Systems, Inc.*	1,786	160,722
St. Jude Medical, Inc.	9,745	637,323
STERIS Corp.	1,956	137,448
Stryker Corp.	10,020	924,345
Teleflex, Inc.	1,351	163,241
The Cooper Co.'s, Inc.	1,604	300,622
Thoratec Corp.*	1,579	66,144
Varian Medical Systems, Inc.*	3,391	319,059
West Pharmaceutical Services, Inc.	2,339	140,831
Zimmer Holdings, Inc.	5,720	672,214
		11,484,688

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	7,108	807,966
Brookdale Senior Living, Inc.*	6,160	232,602
Cardinal Health, Inc.	11,201	1,011,114
Centene Corp.*	3,760	265,794
CIGNA Corp.	8,608	1,114,220
DaVita HealthCare Partners, Inc.*	5,750	467,360
Express Scripts Holding Co.*	24,473	2,123,522
HCA Holdings, Inc.*	10,098	759,673
Healthsouth Corp.	2,662	118,086
Henry Schein, Inc.*	2,840	396,521
Laboratory Corporation of America Holdings*	3,427	432,110
LifePoint Hospitals, Inc.*	1,278	93,869
McKesson Corp.	7,850	1,775,670
Mednax, Inc.*	3,395	246,171
Owens & Minor, Inc.	1,769	59,863
Patterson Co.'s, Inc.	2,840	138,564
Quest Diagnostics, Inc.	4,898	376,411
Team Health Holdings, Inc.*	2,339	136,855
VCA, Inc.*	2,768	151,742
WellCare Health Plans, Inc.*	1,451	132,709
		10,840,822

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	4,750	56,810
athenahealth, Inc.*	1,282	153,058
Cerner Corp.*	10,309	755,237
Medidata Solutions, Inc.*	1,520	74,541
		1,039,646

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Hotels, Restaurants & Leisure - 1.6%
Brinker International, Inc.	2,092	$128,784
Chipotle Mexican Grill, Inc.*	1,074	698,680
Darden Restaurants, Inc.	4,043	280,342
Dunkin' Brands Group, Inc.	3,418	162,560
Jack in the Box, Inc.	1,271	121,914
McDonald's Corp.	32,420	3,159,005
Panera Bread Co.*	914	146,235
Starbucks Corp.	25,399	2,405,285
The Cheesecake Factory, Inc.	1,293	63,784
Vail Resorts, Inc.	1,195	123,587
Wendy's Co.	7,728	84,235
		7,374,411

Household Durables - 0.5%
D.R. Horton, Inc.	11,120	316,698
Garmin Ltd.	3,857	183,285
Harman International Industries, Inc.	2,255	301,336
Leggett & Platt, Inc.	4,407	203,119
Mohawk Industries, Inc.*	2,014	374,099
NVR, Inc.*	128	170,068
PulteGroup, Inc.	10,565	234,860
Tempur Sealy International, Inc.*	2,005	115,769
Tupperware Brands Corp.	1,658	114,435
Whirlpool Corp.	2,630	531,418
		2,545,087

Household Products - 2.5%
Church & Dwight Co., Inc.	4,343	370,979
Colgate-Palmolive Co.	28,860	2,001,153
Kimberly-Clark Corp.	12,442	1,332,663
The Clorox Co.	4,449	491,125
The Procter & Gamble Co.	91,828	7,524,386
		11,720,306

Industrial Conglomerates - 1.3%
3M Co.	21,394	3,528,940
Carlisle Co.'s, Inc.	2,066	191,374
Danaher Corp.	20,787	1,764,816
Roper Industries, Inc.	3,339	574,308
		6,059,438

Insurance - 3.0%
ACE Ltd.	10,995	1,225,833
Aflac, Inc.	14,828	949,140
Alleghany Corp.*	512	249,344
Allied World Assurance Co. Holdings AG	3,173	128,189
American Financial Group, Inc.	2,399	153,896
Aon plc	9,613	924,002
Arch Capital Group Ltd.*	4,134	254,654
Arthur J. Gallagher & Co.	5,311	248,289
Aspen Insurance Holdings Ltd.	1,835	86,667
Assured Guaranty Ltd.	4,733	124,904

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Insurance - Cont'd
AXIS Capital Holdings Ltd.	3,359	$173,257
Brown & Brown, Inc.	3,880	128,467
Cincinnati Financial Corp.	4,842	257,982
CNO Financial Group, Inc.	5,971	102,821
Endurance Specialty Holdings Ltd.	1,584	96,846
Erie Indemnity Co.	693	60,471
Everest Re Group Ltd.	1,529	266,046
First American Financial Corp.	3,530	125,950
FNF Group	9,135	335,803
Genworth Financial, Inc.*	16,582	121,214
Hanover Insurance Group, Inc.	1,234	89,564
HCC Insurance Holdings, Inc.	3,166	179,417
Kemper Corp.	1,403	54,661
Lincoln National Corp.	8,658	497,489
Markel Corp.*	453	348,339
MBIA, Inc.*	3,958	36,809
Mercury General Corp.	1,016	58,674
PartnerRe Ltd.	1,568	179,269
Primerica, Inc.	1,522	77,470
Principal Financial Group, Inc.	9,132	469,111
ProAssurance Corp.	1,633	74,971
Progressive Corp.	18,232	495,910
Prudential Financial, Inc.	15,221	1,222,399
Reinsurance Group of America, Inc.	2,198	204,832
RenaissanceRe Holdings Ltd.	1,494	148,997
StanCorp Financial Group, Inc.	1,225	84,035
The Chubb Corp.	7,760	784,536
The Hartford Financial Services Group, Inc.	13,975	584,433
The Travelers Co.'s, Inc.	11,004	1,189,863
Torchmark Corp.	4,136	227,149
Unum Group	8,293	279,723
Validus Holdings Ltd.	2,995	126,089
White Mountains Insurance Group Ltd.	202	138,273
Willis Group Holdings plc	5,828	280,793
WR Berkley Corp.	3,294	166,380
XL Group plc	8,382	308,458
		14,321,419

Internet & Catalog Retail - 1.9%
Amazon.com, Inc.*	12,846	4,779,997
Expedia, Inc.	3,524	331,714
Liberty Interactive Corp.*	15,127	441,557
Liberty TripAdvisor Holdings, Inc.*	1,939	61,641
Liberty Ventures*	4,388	184,340
Netflix, Inc.*	2,149	895,467
The Priceline Group, Inc.*	1,735	2,019,800
TripAdvisor, Inc.*	3,623	301,325
		9,015,841

Internet Software & Services - 4.7%
Akamai Technologies, Inc.*	6,071	431,314
AOL, Inc.*	2,205	87,340

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Internet Software & Services - Cont'd
CoStar Group, Inc.*	1,033	$204,358
eBay, Inc.*	38,441	2,217,277
Facebook, Inc.*	71,994	5,918,987
Google, Inc.:
Class A*	9,710	5,386,137
Class C*	9,722	5,327,656
j2 Global, Inc.	1,592	104,563
LinkedIn Corp.*	3,631	907,242
Pandora Media, Inc.*	6,996	113,405
Rackspace Hosting, Inc.*	3,760	193,978
Yahoo!, Inc.*	29,825	1,325,274
		22,217,531

IT Services - 4.9%
Accenture plc	21,507	2,014,991
Alliance Data Systems Corp.*	2,073	614,126
Amdocs Ltd.	5,060	275,264
Automatic Data Processing, Inc.	15,864	1,358,593
Broadridge Financial Solutions, Inc.	3,843	211,403
Cognizant Technology Solutions Corp.*	20,792	1,297,213
Computer Sciences Corp.	4,815	314,323
Convergys Corp.	2,840	64,951
CoreLogic, Inc.*	2,557	90,185
DST Systems, Inc.	856	94,768
Euronet Worldwide, Inc.*	1,407	82,661
Fidelity National Information Services, Inc.	9,615	654,397
Fiserv, Inc.*	8,029	637,503
FleetCor Technologies, Inc.*	2,463	371,716
Gartner, Inc.*	2,852	239,140
Genpact Ltd.*	5,132	119,319
Global Payments, Inc.	2,166	198,579
International Business Machines Corp.	31,247	5,015,144
Jack Henry & Associates, Inc.	2,618	182,972
MasterCard, Inc.	33,199	2,868,062
MAXIMUS, Inc.	2,167	144,669
Paychex, Inc.	10,873	539,464
Teradata Corp.*	4,899	216,242
Total System Services, Inc.	5,303	202,309
Vantiv, Inc.*	4,785	180,394
VeriFone Systems, Inc.*	3,721	129,826
Visa, Inc.	66,273	4,334,917
Western Union Co.	17,205	358,036
WEX, Inc.*	1,276	136,991
Xerox Corp.	36,199	465,157
		23,413,315

Leisure Products - 0.2%
Hasbro, Inc.	3,622	229,055
Mattel, Inc.	10,654	243,444
Polaris Industries, Inc.	1,990	280,789
		753,288

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EQUITY SECURITIES - CONT'D	SHARES	VALUE

Life Sciences - Tools & Services - 0.8%
Agilent Technologies, Inc.	11,528	$478,988
Bio-Rad Laboratories, Inc.*	573	77,458
Bio-Techne Corp.	1,220	122,354
Illumina, Inc.*	4,823	895,342
Mettler-Toledo International, Inc.*	939	308,602
Thermo Fisher Scientific, Inc.	13,461	1,808,351
Waters Corp.*	2,710	336,907
		4,028,002

Machinery - 1.8%
Actuant Corp.	1,928	45,771
AGCO Corp.	2,754	131,201
CLARCOR, Inc.	1,416	93,541
Colfax Corp.*	3,103	148,106
Cummins, Inc.	5,748	796,903
Deere & Co.	11,902	1,043,686
Donaldson Co., Inc.	4,202	158,457
Dover Corp.	5,369	371,105
Graco, Inc.	1,946	140,423
Harsco Corp.	2,265	39,094
IDEX Corp.	2,542	192,760
Illinois Tool Works, Inc.	12,099	1,175,297
Lincoln Electric Holdings, Inc.	2,556	167,137
Manitowoc Co., Inc.	3,794	81,799
Nordson Corp.	1,916	150,099
PACCAR, Inc.	11,745	741,579
Pall Corp.	3,516	352,971
Parker-Hannifin Corp.	4,775	567,174
Pentair plc	6,147	386,585
Snap-on, Inc.	1,912	281,179
Stanley Black & Decker, Inc.	5,214	497,207
Terex Corp.	3,087	82,083
The Middleby Corp.*	1,834	188,260
The Timken Co.	2,140	90,180
The Toro Co.	1,832	128,460
Valmont Industries, Inc.	733	90,071
WABCO Holdings, Inc.*	1,753	215,409
Woodward, Inc.	1,638	83,554
Xylem, Inc.	5,740	201,015
		8,641,106

Marine - 0.0%
Kirby Corp.*	1,861	139,668

Media - 4.8%
AMC Networks, Inc.*	1,922	147,302
CBS Corp., Class B	15,691	951,345
Charter Communications, Inc.*	2,687	518,887
Comcast Corp.	87,638	4,948,918
DIRECTV*	16,912	1,439,211
Discovery Communications, Inc.*	4,508	138,666
DISH Network Corp.*	7,023	492,031

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Media - Cont'd
DreamWorks Animation SKG, Inc.*	2,022	$48,933
Gannett Co., Inc.	7,104	263,416
John Wiley & Sons, Inc.	1,317	80,521
Liberty Broadband Corp.:
Class A*	695	39,254
Class C*	1,964	111,163
Liberty Global plc:
Common*	8,541	439,605
Series C*	20,220	1,007,158
Liberty Media Corp.:
Class A*	3,266	125,904
Class C*	6,195	236,649
Madison Square Garden Co.*	1,957	165,660
Meredith Corp.	1,027	57,276
Morningstar, Inc.	563	42,174
New York Times Co.	3,687	50,733
Omnicom Group, Inc.	8,063	628,753
Regal Entertainment Group	2,236	51,070
Scripps Networks Interactive, Inc.	3,243	222,340
Sinclair Broadcast Group, Inc.	2,028	63,700
Sirius XM Holdings, Inc.*	89,117	340,427
Starz*	2,370	81,552
The Walt Disney Co.	53,088	5,568,400
Time Warner Cable, Inc.	9,527	1,427,907
Time Warner, Inc.	28,327	2,391,932
Time, Inc.	3,064	68,756
Viacom, Inc., Class B	12,179	831,826
		22,981,469

Metals & Mining - 0.1%
Compass Minerals International, Inc.	939	87,524
Reliance Steel & Aluminum Co.	2,633	160,824
Worthington Industries, Inc.	1,425	37,919
		286,267

Multiline Retail - 0.9%
Big Lots, Inc.	1,573	75,551
Dillard's, Inc.	851	116,170
Dollar General Corp.*	10,386	782,897
Dollar Tree, Inc.*	6,840	555,032
Family Dollar Stores, Inc.	3,161	250,478
Kohl's Corp.	6,495	508,234
Nordstrom, Inc.	4,583	368,106
Target Corp.	21,534	1,767,295
		4,423,763

Multi-Utilities - 0.4%
Avista Corp.	1,667	56,978
CMS Energy Corp.	9,142	319,147
Consolidated Edison, Inc.	9,557	582,977
Integrys Energy Group, Inc.	2,641	190,205
MDU Resources Group, Inc.	6,476	138,198

26 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Multi-Utilities - Cont'd
NiSource, Inc.	10,488	$463,150
Vectren Corp.	2,716	119,884
		1,870,539

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.*	7,575	586,305
Cimarex Energy Co.	2,871	330,423
Denbury Resources, Inc.	9,904	72,200
Energen Corp.	2,431	160,446
EOG Resources, Inc.	18,586	1,704,150
EQT Corp.	5,042	417,830
Oneok, Inc.	6,806	328,321
Pioneer Natural Resources Co.	5,094	832,920
QEP Resources, Inc.	5,454	113,716
Range Resources Corp.	5,668	294,963
SemGroup Corp.	1,470	119,570
SM Energy Co.	2,307	119,226
Southwestern Energy Co.*	12,221	283,405
Spectra Energy Corp.	22,387	809,738
Teekay Corp.	1,291	60,122
World Fuel Services Corp.	2,414	138,757
		6,372,092

Paper & Forest Products - 0.0%
Domtar Corp.	1,820	84,120

Personal Products - 0.2%
Avon Products, Inc.	14,803	118,276
The Estee Lauder Co.'s, Inc.	7,369	612,806
		731,082

Pharmaceuticals - 7.4%
AbbVie, Inc.	53,773	3,147,871
Actavis plc*	—	104
Bristol-Myers Squibb Co.	57,259	3,693,206
Eli Lilly & Co.	33,141	2,407,694
Endo International plc*	6,043	542,057
Jazz Pharmaceuticals plc*	1,994	344,543
Johnson & Johnson	94,402	9,496,841
Mallinckrodt plc*	3,976	503,560
Merck & Co., Inc.	96,810	5,564,639
Perrigo Co. plc	4,910	812,850
Pfizer, Inc.	209,529	7,289,514
Salix Pharmaceuticals Ltd.*	2,177	376,207
Theravance, Inc.	2,237	35,166
Zoetis, Inc.	17,034	788,504
		35,002,756

Professional Services - 0.4%
Corporate Executive Board Co.	946	75,547
IHS, Inc.*	2,243	255,164
Manpowergroup, Inc.	2,534	218,304

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Professional Services - Cont'd
Nielsen NV	10,443	$465,444
Robert Half International, Inc.	4,344	262,899
The Dun & Bradstreet Corp.	1,172	150,438
Towers Watson & Co.	2,302	304,290
Verisk Analytics, Inc.*	4,829	344,791
		2,076,877

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	1,272	54,925
Altisource Portfolio Solutions SA*	536	6,898
CBRE Group, Inc.*	9,118	352,958
Forest City Enterprises, Inc.*	5,537	141,304
Howard Hughes Corp.*	1,168	181,064
Jones Lang LaSalle, Inc.	1,440	245,376
Realogy Holdings Corp.*	4,627	210,436
The St. Joe Co.*	2,588	48,033
		1,240,994

Road & Rail - 0.4%
Avis Budget Group, Inc.*	3,582	211,392
Con-way, Inc.	1,612	71,138
Genesee & Wyoming, Inc.*	1,639	158,065
Hertz Global Holdings, Inc.*	14,808	321,037
JB Hunt Transport Services, Inc.	3,089	263,785
Kansas City Southern	4,034	411,791
Landstar System, Inc.	1,249	82,809
Old Dominion Freight Line, Inc.*	2,180	168,514
Ryder System, Inc.	1,726	163,780
		1,852,311

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	17,460	46,793
Altera Corp.	10,698	459,051
Analog Devices, Inc.	10,590	667,170
Applied Materials, Inc.	41,215	929,810
Atmel Corp.	13,735	113,039
Avago Technologies Ltd.	8,869	1,126,186
Broadcom Corp.	18,593	804,984
Cavium, Inc.*	1,775	125,706
Fairchild Semiconductor International, Inc.*	3,373	61,321
First Solar, Inc.*	2,453	146,665
Intel Corp.	164,450	5,142,351
KLA-Tencor Corp.	5,369	312,959
Lam Research Corp.	5,312	373,088
Linear Technology Corp.	8,175	382,590
Marvell Technology Group Ltd.	14,675	215,722
Maxim Integrated Products, Inc.	9,263	322,445
Microchip Technology, Inc.	6,535	319,562
Micron Technology, Inc.*	36,571	992,171
NVIDIA Corp.	17,427	364,660
ON Semiconductor Corp.*	14,429	174,735
Qorvo, Inc.*	4,996	398,181

28 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Semiconductors & Semiconductor Equipment - Cont'd
Silicon Laboratories, Inc.*	1,132	$57,472
Skyworks Solutions, Inc.	6,550	643,800
SunEdison, Inc.*	8,069	193,656
Synaptics, Inc.*	1,030	83,744
Teradyne, Inc.	6,727	126,804
Texas Instruments, Inc.	35,430	2,026,065
Xilinx, Inc.	8,703	368,137
		16,978,867

Software - 4.5%
ACI Worldwide, Inc.*	3,876	83,954
Adobe Systems, Inc.*	16,359	1,209,584
ANSYS, Inc.*	3,055	269,420
Aspen Technology, Inc.*	2,584	99,458
Autodesk, Inc.*	7,685	450,648
CA, Inc.	10,579	344,981
Cadence Design Systems, Inc.*	9,302	171,529
CDK Global, Inc.	5,465	255,543
Citrix Systems, Inc.*	5,309	339,086
Commvault Systems, Inc.*	1,196	52,265
Covisint Corp.*	1	2
Electronic Arts, Inc.*	10,321	607,030
FactSet Research Systems, Inc.	1,243	197,886
Fortinet, Inc.*	4,546	158,883
Guidewire Software, Inc.*	2,313	121,687
Informatica Corp.*	3,523	154,501
Intuit, Inc.	9,467	917,920
Mentor Graphics Corp.	2,712	65,169
Microsoft Corp.	280,436	11,401,126
NetSuite, Inc.*	1,162	107,787
Nuance Communications, Inc.*	8,351	119,837
PTC, Inc.*	3,817	138,061
QLIK Technologies, Inc.*	2,527	78,666
Red Hat, Inc.*	6,014	455,561
Rovi Corp.*	2,657	48,384
Salesforce.com, Inc.*	20,336	1,358,648
ServiceNow, Inc.*	4,333	341,354
SolarWinds, Inc.*	2,236	114,573
Solera Holdings, Inc.	2,245	115,977
Splunk, Inc.*	3,997	236,622
SS&C Technologies Holdings, Inc.	2,234	139,178
Symantec Corp.	23,042	538,376
Synopsys, Inc.*	4,849	224,606
The Ultimate Software Group, Inc.*	922	156,699
Tyler Technologies, Inc.*	1,087	131,016
		21,206,017

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	2,520	377,219
American Eagle Outfitters, Inc.	4,889	83,504
Ascena Retail Group, Inc.*	3,677	53,353
Bed Bath & Beyond, Inc.*	6,208	476,619

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Specialty Retail - Cont'd
Best Buy Co., Inc.	10,435	$394,339
CarMax, Inc.*	6,897	475,962
Chico's FAS, Inc.	4,279	75,695
CST Brands, Inc.	2,556	112,029
DSW, Inc.	2,008	74,055
GameStop Corp.	3,571	135,555
GNC Holdings, Inc.	3,108	152,510
L Brands, Inc.	8,255	778,364
Lowe's Co.'s, Inc.	32,763	2,437,240
Lumber Liquidators Holdings, Inc.*	763	23,485
Murphy USA, Inc.*	1,203	87,061
O'Reilly Automotive, Inc.*	3,409	737,162
Ross Stores, Inc.	6,921	729,197
Sally Beauty Holdings, Inc.*	4,141	142,326
Signet Jewelers Ltd.	2,609	362,103
Staples, Inc.	22,122	360,257
The Buckle, Inc.	786	40,157
The Gap, Inc.	8,791	380,914
The Home Depot, Inc.	44,609	5,068,028
The TJX Co.'s, Inc.	23,115	1,619,206
Tiffany & Co.	3,717	327,133
Tractor Supply Co.	4,429	376,731
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,086	314,673
Williams-Sonoma, Inc.	2,742	218,565
		16,413,442

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	197,853	24,618,849
Diebold, Inc.	1,811	64,218
EMC Corp.	68,707	1,756,151
Hewlett-Packard Co.	65,684	2,046,713
Lexmark International, Inc.	1,743	73,799
NCR Corp.*	5,534	163,308
NetApp, Inc.	10,731	380,521
SanDisk Corp.	7,257	461,690
Seagate Technology plc	11,163	580,811
Western Digital Corp.	7,472	680,027
		30,826,087

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	1,697	156,922
Deckers Outdoor Corp.*	969	70,611
Fossil Group, Inc.*	1,304	107,515
Hanesbrands, Inc.	13,371	448,062
Kate Spade & Co.*	4,184	139,704
Lululemon Athletica, Inc.*	3,343	214,019
Michael Kors Holdings Ltd.*	6,842	449,862
Nike, Inc., Class B	23,546	2,362,370
PVH Corp.	2,756	293,679
Under Armour, Inc.*	5,438	439,118
Wolverine World Wide, Inc.	3,443	115,168
		4,797,030

30 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

EQUITY SECURITIES - CONT'D	SHARES	VALUE

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	15,799	$165,574
MGIC Investment Corp.*	11,557	111,294
New York Community Bancorp, Inc.	15,103	252,673
Ocwen Financial Corp.*	3,200	26,400
People's United Financial, Inc.	10,007	152,106
Radian Group, Inc.	5,362	90,028
Washington Federal, Inc.	2,797	60,989
		859,064

Trading Companies & Distributors - 0.4%
Air Lease Corp.	3,133	118,239
Applied Industrial Technologies, Inc.	1,166	52,867
Fastenal Co.	9,222	382,114
MRC Global, Inc.*	2,859	33,879
MSC Industrial Direct Co., Inc.	1,662	119,996
NOW, Inc.*	3,006	65,050
United Rentals, Inc.*	3,346	305,021
W.W. Grainger, Inc.	1,978	466,432
Watsco, Inc.	898	112,879
WESCO International, Inc.*	1,245	87,013
		1,743,490

Water Utilities - 0.1%
American Water Works Co., Inc.	5,882	318,863
Aqua America, Inc.	5,765	151,908
		470,771

Wireless Telecommunication Services - 0.1%
SBA Communications Corp.*	4,431	518,870
Telephone & Data Systems, Inc.	2,768	68,923
		587,793

Total Equity Securities (Cost $347,397,434)		470,242,145

TIME DEPOSIT - 1.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.088%, 4/1/15	$6,627,948	6,627,948

Total Time Deposit (Cost $6,627,948)		6,627,948

TOTAL INVESTMENTS (Cost $354,025,382) - 100.5%		476,870,093
Other assets and liabilities, net - (0.5%)		(2,316,732)
NET ASSETS - 100%		$474,553,361

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock, with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 13,843,376 shares outstanding	$182,646,051
Class B: 70,402 shares outstanding	283,957
Class C: 1,897,335 shares outstanding	27,260,952
Class I: 8,356,487 shares outstanding	134,131,230
Class Y: 608,144 shares outstanding	5,811,660
Undistributed net investment income	2,503,490
Accumulated net realized gain (loss)	(928,690)
Net unrealized appreciation (depreciation)	122,844,711

NET ASSETS	$474,553,361

NET ASSET VALUE PER SHARE
Class A (based on net assets of $264,241,618)	$19.09
Class B (based on net assets of $1,275,930)	$18.12
Class C (based on net assets of $34,450,661)	$18.16
Class I (based on net assets of $162,957,477)	$19.50
Class Y (based on net assets of $11,627,675)	$19.12

(b) This security was valued under the direction of the Board of Directors. See Note A.
* Non-income producing security.
Abbreviations:
LLC: Limited Liability Corporation
plc: Public Limited Company
See notes to financial statements.

32 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2015

NET INVESTMENT INCOME
Investment Income:
Interest income	$1,894
Dividend income (net of foreign taxes withheld of $819)	4,307,418
Total investment income	4,309,312

Expenses:
Investment advisory fee	314,594
Transfer agency fees and expenses	226,520
Distribution Plan expenses:
Class A	297,504
Class B	7,391
Class C	149,191
Directors' fees and expenses	18,581
Administrative fees	279,259
Accounting fees	25,957
Custodian fees	41,124
Registration fees	31,536
Reports to shareholders	13,200
Professional fees	18,393
Miscellaneous	26,301
Total expenses	1,449,551
Reimbursement from Advisor:
Class A	(40,592)
Class B	(5,974)
Class C	(1,465)
Class I	(96,878)
Class Y	(432)
Net expenses	1,304,210

NET INVESTMENT INCOME	3,005,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	3,258,940
Change in unrealized appreciation (depreciation)	24,597,790

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	27,856,730

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,861,832

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Operations:
Net investment income	$3,005,102	$3,512,417
Net realized gain (loss)	3,258,940	10,596,254
Change in unrealized appreciation (depreciation)	24,597,790	37,190,286

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,861,832	51,298,957

Distributions to shareholders from:
Net investment income:
Class A shares	(1,663,192)	(1,407,040)
Class B shares	(215)	(464)
Class C shares	(43,036)	(18,929)
Class I shares	(1,367,790)	(988,369)
Class Y shares	(104,409)	(240,614)
Net realized gain:
Class A shares	(5,942,369)	(3,533,072)
Class B shares	(40,990)	(41,431)
Class C shares	(781,177)	(390,523)
Class I shares	(3,502,922)	(1,638,432)
Class Y shares	(209,696)	(585,244)
Total distributions	(13,655,796)	(8,844,118)

Capital share transactions:
Shares sold:
Class A shares	49,112,985	64,584,468
Class B shares	12,319	80,757
Class C shares	8,949,422	9,263,007
Class I shares	38,951,578	59,941,090
Class Y shares	5,319,686	9,661,183
Reinvestment of distributions:
Class A shares	7,110,857	4,659,826
Class B shares	37,436	37,877
Class C shares	603,576	288,333
Class I shares	4,814,417	2,618,195
Class Y shares	305,214	816,481
Redemption fees:
Class A shares	989	2,700
Class C shares	—	28
Class I shares	1	89
Class Y shares	—	983

See notes to financial statements.

34 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS - CONT'D	SIX MONTHS ENDED MARCH 31, 2015	YEAR ENDED SEPTEMBER 30, 2014
Capital share transactions - Cont'd:
Shares redeemed:
Class A shares	($16,302,732)	($29,439,958)
Class B shares	(360,668)	(565,504)
Class C shares	(2,196,913)	(1,616,151)
Class I shares	(8,915,704)	(19,680,145)
Class Y shares	(464,327)	(29,504,755)
Total capital share transactions	86,978,136	71,148,504

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,184,172	113,603,343

NET ASSETS
Beginning of period	370,369,189	256,765,846
End of period (including undistributed net investment income of $2,503,490 and $2,677,030, respectively)	$474,553,361	$370,369,189

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	2,609,699	3,710,409
Class B shares	687	4,909
Class C shares	500,302	559,859
Class I shares	2,025,153	3,394,603
Class Y shares	282,393	560,342
Reinvestment of distributions:
Class A shares	378,305	278,830
Class B shares	2,112	2,401
Class C shares	33,947	18,237
Class I shares	250,294	153,332
Class Y shares	16,138	48,474
Shares redeemed:
Class A shares	(859,595)	(1,693,977)
Class B shares	(19,953)	(34,244)
Class C shares	(122,667)	(99,533)
Class I shares	(468,324)	(1,121,992)
Class Y shares	(24,652)	(1,724,813)
Total capital share activity	4,603,839	4,056,837

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of capital stock - Classes A, B, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class B shares were closed effective April 20, 2015. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the "Procedures") to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the "Advisor" or "Calvert") and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

36 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. There were no such transfers during the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2015, securities valued at $1,263, or 0.0% of net assets, were fair valued in good faith under the direction of the Board.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2015, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities *	$470,240,882	$1,263	—	$470,242,145
Other debt obligations	—	6,627,948	—	6,627,948
TOTAL	$470,240,882	$6,629,211	—	$476,870,093

* For further breakdown of equity securities by industry, please refer to the Statement of Net Assets.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and

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assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund. This fee was eliminated effective February 2, 2015.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
NOTE B — RELATED PARTY TRANSACTIONS
Calvert Investment Management, Inc. (the "Advisor") is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .15% of the Fund’s average daily net assets. Under the terms of the agreement, $59,650 was payable at period end.
The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, B, C, I, and Y through January 31, 2016. The contractual expense caps are .75%, 1.75%, 1.75%, .21%, and .60% for Class A, B, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. At period end, $39,462 was receivable from the Advisor.
Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .15% for Classes A, B, C, and Y shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $52,900 was payable at period end.
Calvert Investment Distributors, Inc. ("CID"), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00%, and 1.00% annually of average daily net assets of Class A, B, and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, B, and C, respectively. Class I and Class Y do not have Distribution Plan expenses. Under the terms of the agreement, $85,943 was payable at period end.
CID received $72,300 as its portion of commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2015.

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Calvert Investment Services, Inc. ("CIS"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $17,579 for the six months ended March 31, 2015. Under the terms of the agreement, $3,351 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.
Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $52,000 ($48,000 prior to January 1, 2015) plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of $6,000 ($5,000 prior to January 1, 2015) annually may be paid to the Committee chairs ($10,000 for the Board chair and the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Directors’ fees are allocated to each of the funds served.
NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION
During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $81,409,839 and $2,875,619, respectively.
As of March 31, 2015, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$122,727,962
Unrealized (depreciation)	(4,033,125)
Net unrealized appreciation/(depreciation)	$118,694,837

Federal income tax cost of investments	$358,175,256
NOTE D — LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no borrowings under the agreement during the six months ended March 31, 2015.
NOTE E — SUBSEQUENT EVENTS
All existing Class B shares of the Fund were automatically converted to Class A shares of the Fund at the close of business on April 20, 2015, without the imposition of the applicable Class A sales load or the Class B contingent deferred sales charge. Class B shares were closed at that time and are no longer available.
In preparing the financial statements as of March 31, 2015, no other subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

40 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS A SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$18.30	$15.90	$13.27
Income from investment operations:
Net investment income	.12	.18	.17
Net realized and unrealized gain (loss)	1.29	2.73	2.61
Total from investment operations	1.41	2.91	2.78
Distributions from:
Net investment income	(.13)	(.14)	(.15)
Net realized gain	(.49)	(.37)	—
Total distributions	(.62)	(.51)	(.15)
Total increase (decrease) in net asset value	.79	2.40	2.63
Net asset value, ending	$19.09	$18.30	$15.90

Total return*	7.78%	18.65%	21.16%
Ratios to average net assets: A
Net investment income	1.30% (a)	1.02%	1.15%
Total expenses	.78% (a)	.87%	1.02%
Expenses before offsets	.75% (a)	.75%	.75%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	1%	8%	14%
Net assets, ending (in thousands)	$264,242	$214,427	$149,738

		YEARS ENDED
CLASS A SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010
Net asset value, beginning	$10.35	$10.48	$9.70
Income from investment operations:
Net investment income	.13	.09	.08
Net realized and unrealized gain (loss)	2.89	(.14)	.80
Total from investment operations	3.02	(.05)	.88
Distributions from:
Net investment income	(.10)	(.08)	(.10)
Net realized gain	—	—	—
Total distributions	(.10)	(.08)	(.10)
Total increase (decrease) in net asset value	2.92	(.13)	.78
Net asset value, ending	$13.27	$10.35	$10.48

Total return*	29.36%	(.57%)	9.06%
Ratios to average net assets: A
Net investment income	1.03%	.81%	.77%
Total expenses	1.11%	.99%	1.06%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$97,904	$71,741	$71,952
See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS B SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$17.38	$15.14	$12.65
Income from investment operations:
Net investment income	.02	**	.03
Net realized and unrealized gain (loss)	1.21	2.61	2.48
Total from investment operations	1.23	2.61	2.51
Distributions from:
Net investment income	**	**	(.02)
Net realized gain	(.49)	(.37)	—
Total distributions	(.49)	(.37)	(.02)
Total increase (decrease) in net asset value	.74	2.24	2.49
Net asset value, ending	$18.12	$17.38	$15.14

Total return*	7.15%	17.53%	19.92%
Ratios to average net assets: A
Net investment income	.24% (a)	.02%	.20%
Total expenses	2.56% (a)	2.32%	2.46%
Expenses before offsets	1.75% (a)	1.75%	1.75%
Net expenses	1.75% (a)	1.75%	1.75%
Portfolio turnover	1%	8%	14%
Net assets, ending (in thousands)	$1,276	$1,521	$1,733

		YEARS ENDED
CLASS B SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010
Net asset value, beginning	$9.87	$10.03	$9.30
Income from investment operations:
Net investment income (loss)	—	(.02)	(.06)
Net realized and unrealized gain (loss)	2.78	(.14)	.80
Total from investment operations	2.78	(.16)	.74
Distributions from:
Net investment income	—	—	(.01)
Net realized gain	—	—	—
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	2.78	(.16)	.73
Net asset value, ending	$12.65	$9.87	$10.03

Total return*	28.17%	(1.60%)	7.94%
Ratios to average net assets: A
Net investment income (loss)	.04%	(.19%)	(.23%)
Total expenses	2.38%	2.31%	2.30%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$1,989	$2,324	$2,956
See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS C SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$17.41	$15.15	$12.65
Income from investment operations:
Net investment income	.05	.03	.03
Net realized and unrealized gain (loss)	1.22	2.62	2.50
Total from investment operations	1.27	2.65	2.53
Distributions from:
Net investment income	(.03)	(.02)	(.03)
Net realized gain	(.49)	(.37)	—
Total distributions	(.52)	(.39)	(.03)
Total increase (decrease) in net asset value	.75	2.26	2.50
Net asset value, ending	$18.16	$17.41	$15.15

Total return*	7.34%	17.75%	20.02%
Ratios to average net assets: A
Net investment income	.55% (a)	.19%	.25%
Total expenses	1.52% (a)	1.61%	1.77%
Expenses before offsets	1.51% (a)	1.57%	1.65%
Net expenses	1.51% (a)	1.57%	1.65%
Portfolio turnover	1%	8%	14%
Net assets, ending (in thousands)	$34,451	$25,864	$15,259

		YEARS ENDED
CLASS C SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010
Net asset value, beginning	$9.87	$10.03	$9.29
Income from investment operations:
Net investment income (loss)	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	2.77	(.14)	.77
Total from investment operations	2.78	(.16)	.75
Distributions from:
Net investment income	—	—	(.01)
Net realized gain	—	—	—
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	2.78	(.16)	.74
Net asset value, ending	$12.65	$9.87	$10.03

Total return*	28.17%	(1.60%)	8.04%
Ratios to average net assets: A
Net investment income (loss)	.04%	(.19%)	(.23%)
Total expenses	1.89%	1.95%	2.06%
Expenses before offsets	1.74%	1.75%	1.75%
Net expenses	1.74%	1.75%	1.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$9,958	$6,098	$6,139
See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS I SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$18.69	$16.20	$13.48
Income from investment operations:
Net investment income	.18	.27	.25
Net realized and unrealized gain (loss)	1.31	2.81	2.64
Total from investment operations	1.49	3.08	2.89
Distributions from:
Net investment income	(.19)	(.22)	(.17)
Net realized gain	(.49)	(.37)	—
Total distributions	(.68)	(.59)	(.17)
Total increase (decrease) in net asset value	.81	2.49	2.72
Net asset value, ending	$19.50	$18.69	$16.20

Total return*	8.02%	19.39%	21.76%
Ratios to average net assets: A
Net investment income	1.85% (a)	1.56%	1.70%
Total expenses	.35% (a)	.37%	.46%
Expenses before offsets	.21% (a)	.21%	.21%
Net expenses	.21% (a)	.21%	.21%
Portfolio turnover	1%	8%	14%
Net assets, ending (in thousands)	$162,957	$122,405	$66,818

		YEARS ENDED
CLASS I SHARES	SEPTEMBER 30, 2012 (z)	SEPTEMBER 30, 2011 (z)	SEPTEMBER 30, 2010
Net asset value, beginning	$10.52	$10.65	$9.85
Income from investment operations:
Net investment income	.19	.16	.13
Net realized and unrealized gain (loss)	2.95	(.15)	.81
Total from investment operations	3.14	.01	.94
Distributions from:
Net investment income	(.18)	(.14)	(.14)
Net realized gain	—	—	—
Total distributions	(.18)	(.14)	(.14)
Total increase (decrease) in net asset value	2.96	(.13)	.80
Net asset value, ending	$13.48	$10.52	$10.65

Total return*	30.11%	(.06%)	9.62%
Ratios to average net assets: A
Net investment income	1.57%	1.35%	1.32%
Total expenses	.51%	.52%	.55%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$41,249	$26,741	$29,055
See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

		PERIODS ENDED
CLASS Y SHARES	MARCH 31, 2015 (z)	SEPTEMBER 30, 2014 (z)	SEPTEMBER 30, 2013 (z)
Net asset value, beginning	$18.40	$16.01	$13.27
Income from investment operations:
Net investment income	.14	.21	.19
Net realized and unrealized gain (loss)	1.29	2.70	2.63
Total from investment operations	1.43	2.91	2.82
Distributions from:
Net investment income	(.22)	(.15)	(.08)
Net realized gain	(.49)	(.37)	—
Total distributions	(.71)	(.52)	(.08)
Total increase (decrease) in net asset value	.72	2.39	2.74
Net asset value, ending	$19.12	$18.40	$16.01

Total return*	7.84%	18.51%	21.34%
Ratios to average net assets: A
Net investment income	1.52% (a)	1.14%	1.29%
Total expenses	.58% (a)	.65%	.72%
Expenses before offsets	.57% (a)	.60%	.60%
Net expenses	.57% (a)	.60%	.60%
Portfolio turnover	1%	8%	14%
Net assets, ending (in thousands)	$11,628	$6,151	$23,218

PERIOD ENDED
CLASS Y SHARES	SEPTEMBER 30, 2012 (z) #
Net asset value, beginning	$12.42
Income from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss)	.82
Total from investment operations	.85
Distributions from:
Net investment income	—
Net realized gain	—
Total distributions	—
Total increase (decrease) in net asset value	.85
Net asset value, ending	$13.27

Total return*	6.84%
Ratios to average net assets: A
Net investment income	1.16% (a)
Total expenses	.86% (a)
Expenses before offsets	.60% (a)
Net expenses	.60% (a)
Portfolio turnover	7%
Net assets, ending (in thousands)	$12,589
See notes to financial highlights.

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A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(a)    Annualized.
(z)    Per share figures are calculated using the Average Shares Method.
*    Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
**    Less than $.01 per share.
#    From July 13, 2012 inception.
See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES
SCHEDULE OF INVESTMENTS
The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.
STATEMENT OF ASSETS AND LIABILITIES
The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.
STATEMENT OF NET ASSETS
The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.
At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date -values.
STATEMENT OF OPERATIONS
The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) may also be shown. Credits earned from offset arrangements may be used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS
The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.
The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.
FINANCIAL HIGHLIGHTS
The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio—how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.
PROXY VOTING
The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

48 www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED)

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACT
At a meeting held on December 9, 2014, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between the Calvert Social Index Series, Inc. and the Advisor with respect to the Fund.
In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor's personnel and the Advisor's revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable mutual funds.
The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.
In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.
In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors' meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Board considered the Advisor's management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Fund. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board took into consideration, among other factors, the effectiveness of the Fund’s and Advisor’s processes, policies and procedures and the Advisor’s personnel. The Board also took into account, among other items, periodic reports received from the Advisor

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over the past year concerning the Advisor’s ongoing review and enhancement of certain processes, policies and procedures of the Fund and the Advisor. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.
In considering the Fund's performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's total return with its Lipper index and with that of other mutual funds deemed to be in its peer universe by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer universe for the one-year period ended June 30, 2014, and that the Fund performed above the median of its peer universe for the three- and five-year periods ended June 30, 2014. The data also indicated that the Fund underperformed its Lipper index for the one-year period ended June 30, 2014, and that the Fund outperformed its Lipper Index for the three- and five-year periods ended June 30, 2014. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar objectives and to relevant indices.
In considering the Fund's fees and expenses, the Board compared the Fund's fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.
The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert's operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor's relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide services to the Fund. The Board noted that the Advisor was reimbursing a portion of the Fund’s expenses. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund and that the Advisor had agreed to voluntarily reduce the advisory fees it charged to the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based

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upon its review, the Board concluded that the Advisor's and its affiliates’ level of profitability from their relationship with the Fund was reasonable.
The Board considered the effect of the Fund's current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund's current size. The Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Conclusions
The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s overall performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund's advisory fee is reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

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To Open an Account
800-368-2748
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
TDD for Hearing Impaired
800-541-1524
Registered Mail
Calvert Investments
c/o BFDS,
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105
Web Site
www.calvert.com
Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT SOCIAL INDEX FUND	CALVERT'S FAMILY OF FUNDS

Municipal Funds
Tax-Free Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Large Cap Core Portfolio
Equity Portfolio
Large Cap Value Fund
Social Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Equity Income Fund
Emerging Markets Equity Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2748 or visit www. calvert.com.
Printed on recycled paper using soy inks.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.

(a)     This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)
The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1)    Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)    Not applicable.

(b)    A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By: /s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
John H. Streur
President -- Principal Executive Officer

Date: May 28, 2015

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
Treasurer -- Principal Financial Officer

Date: May 28, 2015